Share capital - Additional information (Details) £ in Millions		9 Months Ended
	Jun. 27, 2022 GBP (£) shares	Sep. 30, 2022 shares vote
Disclosure of classes of share capital [line items]
Cancellation of deferred shares (in shares)		324,121
Exercise of share-based payment awards (in shares)		1,991,952
Deferred Shares
Disclosure of classes of share capital [line items]
Cancellation of deferred shares (in shares)	324,121	324,121
Payments to acquire or redeem entity's shares | £	£ 1
Exercise of share-based payment awards (in shares)		0
Voting rights, per share owned | vote		0
Ordinary shares
Disclosure of classes of share capital [line items]
Cancellation of deferred shares (in shares)		0
Exercise of share-based payment awards (in shares)		1,991,952
Voting rights, per share owned | vote		1